Jan. 04, 2024
Supplement to the Prospectus and Summary Prospectus each dated November 28, 2023
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Carbon Collective Climate Solutions U.S. Equity ETF

The paragraph under “Step 4 – Defense Industry Filter” in the “Principal Investment Strategies” section is amended and restated in its entirety to read as follows:

Defense Industry Filter: Companies that manufacture weapons or weapon systems will be excluded from the Fund. The military-industrial complex has not only been one of the single largest emitters of greenhouse gases but also because the production and deployment of weapons are often associated with environmental degradation and resource depletion.